Intangible Assets	9 Months Ended
Sep. 30, 2022
Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
10.	INTANGIBLE ASSETS

Intangible assets are comprised of a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players. The Company continues to develop new apps, therefore additional costs were capitalized during the period ended September 30, 2022.

	Software	Customer Relationships	Tradename	Developed Technology	Total
Cost
At December 31, 2020	9,914,104	-	-	-	9,914,104
Foreign currency adjustment	(47,444)				(47,444)
Additions	2,352,248	4,840,000	750,000	1,550,000	9,492,248
At December 31, 2021	12,218,908	4,840,000	750,000	1,550,000	19,358,908
Additions	2,096,982	-	-	-	2,096,982
At September 30, 2022	14,315,890	4,840,000	750,000	1,550,000	21,455,890
Accumulated amortization
At December 31, 2020	8,176,688	-	-	-	8,176,688
Amortization	1,304,991	403,333	-	301,389	2,009,713
At December 31, 2021	9,481,679	403,333	-	301,389	10,186,401
Amortization	1,091,554	460,952	-	344,444	1,896,951
At September 30, 2022	10,573,233	864,286	-	645,834	12,083,353
Carrying amounts
At December 31, 2020	1,737,416	-	-	-	1,737,416
At December 31, 2021	2,737,229	4,436,667	750,000	1,248,611	9,172,507
At September 30, 2022	3,742,657	3,975,714	750,000	904,166	9,372,537